UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Investment Grade Municipal Trust

5/31/08

CXH-SEM

MFS® Investment Grade Municipal Trust

New York Stock Exchange Symbol:  CXH

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

July 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top five industries (i)
Healthcare Revenue – Hospitals	18.4%
State & Local Agencies	11.5%
Healthcare Revenue – Long-term Care	7.0%
Universities – Colleges	6.5%
Utilities – Investor Owned	6.3%

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Credit quality of bonds (r)
AAA	33.4%
AA	14.3%
A	14.4%
BBB	20.7%
BB	2.1%
B	0.3%
CCC	0.4%
Not Rated	14.4%

Portfolio facts
Average Duration (d)(i)	9.5
Average Life (i)(m)	13.1 yrs.
Average Maturity (i)(m)	15.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 5/31/08.

Percentages are based on net assets as of 5/31/08, including preferred shares, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Michael Dawson	—	Investment Officer of MFS; employed in the investment area of MFS since 1998. Portfolio Manager of the fund since June 2007.
Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment area of MFS since 1993. Portfolio Manager of the fund since June 2007.

PERFORMANCE SUMMARY THROUGH 5/31/08

The following chart represents the fund’s historical performance in comparison to its benchmark(s). Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the sale of fund shares.

Price Summary
Six Months Ended 5/31/08	Date		Price
Net Asset Value	5/31/08		$10.13
	11/30/07		$10.56
New York Stock Exchange Price	5/31/08		$ 9.49
	2/07/08	(high) (t)	$10.27
	3/17/08	(low) (t)	$ 9.15
	11/30/07		$ 9.56

Total Returns vs Benchmarks

Six Months Ended 5/31/08

New York Stock Exchange Price (r)	2.15%

Net Asset Value (r)	(1.29)%

Lehman Brothers Municipal Bond Index (f)	1.44%

(f)	Source: FactSet Research Systems Inc.

(r)	Includes reinvestment of dividends and capital gain distributions.

(t)	For the period December 1, 2007 through May 31, 2008.

Benchmark Definition

Lehman Brothers Municipal Bond Index – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.

It is not possible to invest directly in an index.

Notes to Performance Summary

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

Performance Summary – continued

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income exempt from federal income tax, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund invests, under normal market conditions, at least 80% of its net assets, including assets attributable to preferred shares and borrowings for investment purposes, in tax-exempt bonds and tax-exempt notes. This policy may not be changed without shareholder approval. Tax-exempt bonds and tax-exempt notes are municipal instruments, the interest of which is exempt from federal income tax. Interest from the fund’s investments may be subject to the federal alternative minimum tax.

MFS normally invests at least 80% of the fund’s net assets, including assets attributable to preferred shares and borrowings for investment purposes, in investment grade debt instruments. Investment grade debt instruments are those that are rated at the time of purchase in one of the top four rating categories by Moody’s; or if not rated by Moody’s, by S&P; or if not rated by Moody’s or S&P, by Fitch. If a debt instrument is unrated, MFS may assign a rating which it considers to be equivalent to that of a major credit rating.

MFS may also invest in lower quality debt instruments.

MFS may invest 25% or more of the fund’s total assets in municipal instruments that finance similar projects, such as those relating to education, healthcare, housing, utilities, water, or sewers.

MFS may invest a relatively high percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

The fund uses leverage through the issuance of preferred shares and/or the creation of tender option bonds, and then investing the proceeds pursuant to its investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Municipal instruments can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes and the financial condition of the issuers and/or insurers of municipal instruments. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicator’s in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. To the extent that investments are purchased with the proceeds from the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. To the extent that the fund participates in the creation of tender option bonds, it will hold more concentrated positions in individual securities and so its performance may be more volatile than the performance of more diversified funds. A tender option bond issue may terminate upon the occurrence of certain enumerated events, which would result in a reduction to the fund’s leverage. In connection with the creation of tender option bonds and for other investment purposes, the fund may invest in inverse floating rate instruments, whose potential income return is inversely related to changes in a floating interest rate. Inverse floating rate instruments may provide investment leverage and be more volatile than other debt instruments. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

DIVIDEND REINVESTMENT PLAN

Pursuant to the fund’s Dividend Reinvestment Plan (the “Plan”), all Common shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional shares of the fund by Computershare (the “Plan Agent”) unless a shareholder elects to receive cash. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or the nominee or the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the shareholder of record on the record date by the Plan Agent as the dividend disbursing agent.

Non-participants in the Plan will receive distributions in cash. Distributions payable to participants in the Plan will be applied by the Plan Agent, acting as agent for Plan participants, to the purchase of shares of the fund. Such shares will be purchased by the Plan Agent at the then current market price of such shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder’s notice of election to withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting distributions. The Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by the fund. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. Purchase orders from the participants in the Plan may be combined with those of other participants and

Dividend Reinvestment Plan – continued

the price paid by any particular participant may be the average of the price paid on various orders executed on behalf of groups of participants in the Plan. The automatic reinvestment of distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days written notice to Plan participants. Contact the Plan Agent for additional information regarding the Plan. All communication concerning the Plan should be directed to Computershare Trust Company, N.A. by mail at P.O. Box 43078, Providence, RI 02940-3078, by phone at 1-800-637-2304 or by going to the Plan Agent’s website at www.computershare.com.

The following changes in the Plan will take effect on November 1, 2008:

•

Purchases for reinvested dividends are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater.

•	You can buy shares of the fund through the Plan Agent on a quarterly basis. Investments may be made in any amount of $100 or more. Contact the Plan Agent for further information.
•	If you withdraw from the Plan you will have three options with regard to shares held in the Plan:
•

Your full non-certificated shares will be held by the Plan Agent in your account in book-entry form and a check will be issued for the value of any fractional shares, less any applicable fees and brokerage charges.

•	The Plan Agent will sell all full and fractional shares and send the proceeds via check to your address of record. A service fee and a brokerage charge will be deducted from the proceeds.
•	If you opt to sell your shares through an investment professional, you may request your investment professional to transfer shares electronically from your Plan account to your brokerage firm account.

PORTFOLIO OF INVESTMENTS

5/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 147.5%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 2.0%
Massachusetts Port Authority Rev., “C”, FGIC, 5.75%, 2010 (c)	$2,000,000	$2,125,380
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	250,000	256,683

		$2,382,063
General Obligations - General Purpose - 6.3%
Chicago, IL (Emergency Telecommunications Systems), FGIC, 5.5%, 2023	$1,000,000	$1,109,410
Chicago, IL, “A”, AMBAC, 6.25%, 2014	1,480,000	1,690,915
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2030 (a)	415,000	416,195
Commonwealth of Massachusetts, “C”, 5.25%, 2017	1,000,000	1,118,600
Highlands Ranch, CO, Metropolitan District, FSA, 6.5%, 2011	650,000	718,809
Highlands Ranch, CO, Metropolitan District, ETM, FSA, 6.5%, 2011 (c)	725,000	805,316
St. Clair County, IL, Capital Appreciation, FGIC, 0%, 2016 (f)	2,000,000	1,396,660
State of California, 5.75%, 2019	70,000	70,347

		$7,326,252
General Obligations - Improvement - 1.4%
St. Clair County, IL, Public Building Capital Appreciation, “B”, FGIC, 0%, 2013	$2,000,000	$1,620,360

General Obligations - Schools - 5.2%
Garden City, MI, School District, 5.5%, 2011 (c)	$325,000	$349,619
Modesto, CA, High School District (Stanislaus County), “A”, FGIC, 0%, 2019	1,350,000	785,727
Pomona, CA, Unified School District, “A”, MBIA, 6.45%, 2022	1,000,000	1,113,410
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	640,000	637,958
St. Johns, MI, Public Schools, FGIC, 5.1%, 2025	1,000,000	1,083,420
West Contra Costa, CA, Unified School District, “B”, MBIA, 6%, 2024	250,000	282,915
Will County, IL, School District (Channahon), AMBAC, 8.5%, 2015	1,400,000	1,832,978

		$6,086,027
Healthcare Revenue - Hospitals - 27.6%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$405,000	$340,832
Augusta County, VA, Industrial Development Authority (Augusta Health Care, Inc.), 5.25%, 2019	1,000,000	1,057,380

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (a)	$200,000	$209,492
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	335,000	348,822
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	575,000	473,173
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.25%, 2048	615,000	609,902
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	490,000	519,586
Cass County, MO, Hospital Rev., 5.625%, 2038	135,000	126,222
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	450,000	458,933
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “C”, FSA, 5.25%, 2040	175,000	178,152
Colorado Health Facilities Authority Rev. (Valley View Hospital Assn.), 5.75%, 2036	245,000	246,465
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), “A”, 5%, 2016	500,000	505,930
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), FSA, 5.25%, 2045	370,000	372,287
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	100,000	86,929
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	850,000	836,902
Henderson, NV, Health Care Facilities Rev. (Catholic West), “A”, 6.75%, 2010 (c)	440,000	481,870
Henderson, NV, Health Care Facilities Rev. (Catholic West), “A”, 6.75%, 2010 (c)	60,000	65,187
Hillsborough County, FL, Industrial Development Rev. (Tampa General Hospital Project), 5%, 2021	400,000	401,596
Illinois Development Finance Authority Hospital Rev. (Adventist Health Systems Sunbelt Obligatory), 5.5%, 2009 (c)	900,000	951,183
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	540,000	546,766
Illinois Finance Authority Rev. (Edward Hospital), AMBAC, 5.5%, 2040	470,000	483,804
Illinois Finance Authority Rev. (Rush University Medical Center), “B”, MBIA, 5.25%, 2035	100,000	98,002
Illinois Health Facilities Authority Rev. (Swedish American Hospital), 6.875%, 2010 (c)	500,000	540,450
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	845,000	747,529

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Indiana Health & Educational Facilities Financing Authority Rev. (Jackson County Schneck Memorial Hospital), “A”, 5.25%, 2036	$350,000	$339,052
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), FSA, 5.25%, 2041	515,000	524,131
Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	150,000	144,102
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	380,000	361,627
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	45,000	42,495
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	41,991
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5%, 2016	250,000	253,020
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	250,000	253,673
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 5%, 2034	250,000	255,665
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	365,000	364,390
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	300,000	286,251
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	250,000	274,525
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	65,000	62,934
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	95,000	94,583
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	250,000	301,413
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional), “C”, 5.75%, 2013	500,000	508,505
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5.75%, 2009 (c)	630,000	662,061
Massachusetts Health & Educational Facilities Authority Rev., (South Shore), 5.75%, 2029	370,000	370,703
Massachusetts Health & Educational Facilities (Quincy Medical Center) “A”, 6.5%, 2038	165,000	164,340
Michigan Hospital Finance Authority Rev., (Oakwood Obligated Group), 5.5%, 2018	400,000	410,500
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	440,000	495,898

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	$60,000	$61,014
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	300,000	263,790
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	406,372
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)	100,000	110,368
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	200,000	199,992
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), “C”, 5.5%, 2026	300,000	299,988
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	166,748
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, MBIA, 6.25%, 2013	720,000	812,779
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, ETM, 6.25%, 2013 (c)	1,740,000	2,002,444
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “E”, 6%, 2009 (c)	5,000	5,297
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “E”, 6%, 2026	170,000	174,835
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	395,000	368,705
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	435,000	492,102
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2021	65,000	69,583
Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.), 5.625%, 2035	500,000	441,390
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	65,000	63,335
South Broward, FL, Hospital District Rev., 5.625%, 2012 (c)	1,000,000	1,102,270
South Carolina Jobs Economic Development Authority (Bon Secours), 5.5%, 2012 (c)	110,000	121,031
South Carolina Jobs Economic Development Authority (Bon Secours), 5.5%, 2023	390,000	398,143
South Dakota Health & Educational Facilities Authority Rev. (Sioux Valley Hospitals & Health Systems), “A”, 5.25%, 2034	250,000	247,870
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	380,000	385,700
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	874,280

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2023	$325,000	$319,378
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2036	615,000	566,864
St. Paul, MN, Port Authority Lease Rev. (Regions Hospital), “1”, 5%, 2036	675,000	541,222
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	1,000,000	975,850
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	135,000	126,509
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	1,000,000	910,000
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	239,059
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	220,000	196,387
University of Kansas Hospital Authority Health Facilities Rev. (KU Health Systems), 5.625%, 2012 (c)	500,000	552,515
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	570,000	558,121
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	175,000	179,454
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	385,000	388,761
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	695,000	617,508

		$32,138,917
Healthcare Revenue - Long Term Care - 10.6%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$500,000	$508,765
Bexar County, TX, Health Facilities Development Corp. (Army Retirement Residence), 5%, 2033	760,000	657,658
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	500,000	503,600
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	500,000	592,665
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship Village South), “A”, 5.25%, 2013	500,000	491,495
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	720,000	727,366
Cole County, MO, Industrial Development Authority, Senior Living Facilities Rev. (Lutheran Senior Services), 5.5%, 2035	500,000	475,825

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2016	$860,000	$853,541
Connecticut Development Authority First Mortgage Gross Rev., Health Care Project (Elim Park Baptist, Inc. Project), 5.75%, 2023	250,000	252,103
Delaware County, PA, Industrial Development Authority Rev. (Care Institute-Main Line LLC), 9%, 2031 (d)	535,000	386,238
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	250,000	240,143
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	270,000	222,788
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	440,000	425,625
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	473,090
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2011 (c)	250,000	286,440
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	250,000	253,363
Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village), “A”, 6.25%, 2032	250,000	235,853
Juneau, AK, City & Borough Non-Recourse Rev. (St. Ann’s Care Project), 6.875%, 2025	455,000	430,071
Kentwood, MI, Economic Development Ltd. (Holland Home), “A”, 5.375%, 2036	500,000	451,310
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	350,000	361,596
Lee County, FL, Industrial Development Authority Health Care Facilities Rev. (Shell Point Village), “A”, 5.5%, 2009 (c)	175,000	184,823
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	200,000	200,824
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	200,000	188,136
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	300,000	279,087
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	310,000	292,600
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	91,323
New Jersey Economic Development Authority Rev., (Winchester), “A”, 5.75%, 2024	350,000	342,349
Savannah, GA, Economic Development Authority, (Marshes of Skidway), “A”, 7.4%, 2024	250,000	258,003
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	150,000	144,378

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	$250,000	$202,860
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	500,000	503,615
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), “A”, 5.875%, 2021	500,000	497,065
Wisconsin Health & Educational Facilities Authority Rev. (Three Pillars Senior Communities), 5.6%, 2023	300,000	301,986

		$12,316,584
Human Services - 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$222,820

Industrial Revenue - Airlines - 0.1%
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	$105,000	$57,924
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	105,000	56,340

		$114,264
Industrial Revenue - Chemicals - 0.4%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$500,000	$451,000

Industrial Revenue - Other - 3.4%
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	$250,000	$261,455
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	345,000	341,309
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	241,120
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 2025	250,000	247,170
Missouri Development Finance Board Solid Waste Disposal Rev. (Procter & Gamble Paper Products), 5.2%, 2029	250,000	255,095
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	495,945
Toledo Lucas County, OH, Port Authority Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	1,059,380
Washington County, NE, Wastewater Facilities Rev. (Cargill, Inc. Project), 5.9%, 2027	1,000,000	1,025,950

		$3,927,424

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - 1.4%
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2024	$275,000	$272,099
Camden, AR, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2018	500,000	457,690
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), 5.75%, 2027	250,000	228,608
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), “B”, 6.7%, 2022	325,000	344,250
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	320,000	316,518

		$1,619,165
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)	$100,000	$103,674
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)	360,000	375,671
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	350,000	313,989
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	250,000	250,808

		$1,044,142
Miscellaneous Revenue - Other - 3.4%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2024	$90,000	$87,479
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2019	190,000	190,382
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2020	155,000	154,064
Boston, MA, Industrial Development Financing Authority Rev. (Crosstown Center Project), 6.5%, 2035	275,000	251,204
District of Columbia Rev. (Smithsonian Institution), 5%, 2028	1,000,000	1,011,780
Louisiana Public Facilities Authority Rev. (Pennington Medical Foundation Project), 5%, 2021	1,000,000	1,011,220
New York Convention Center Operating Corp. (Yale Building), ETM, 0%, 2008 (c)	700,000	700,000
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	455,000	432,491
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	85,000	77,664

		$3,916,284

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - 7.3%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$510,635
Capital Trust Agency, FL, Housing Authority Rev. (Atlantic Housing Foundation), “C”, 5.875%, 2028	375,000	351,394
Charter Mac Equity Issuer Trust, 6.3%, 2019 (n)	500,000	552,775
Charter Mac Equity Issuer Trust, “B”, 7.6%, 2010 (a)(n)	500,000	543,720
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	245,000	248,658
District of Columbia Housing Finance Agency (Henson Ridge), FHA, 5.1%, 2037	500,000	465,710
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (a)	399,363	370,569
GMAC Municipal Mortgage Trust, “B-1”, 5.6%, 2039 (a)(n)	500,000	486,430
Massachusetts Housing Finance Agency Rev., “B”, 5%, 2030	455,000	453,075
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	250,000	239,368
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (a)(n)	1,000,000	1,013,740
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	500,000	439,790
Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	227,741	225,042
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	500,000	482,510
Tacoma, WA, Housing Authority Multi-Family Rev. (HSG-GNMA Collateral Mortgage Loans Redwood), 5.05%, 2037	1,040,000	960,710
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake), “A”, 10.25%, 2019	775,000	767,250
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake), “B”, 0%, 2019	660,000	343,200

		$8,454,576
Sales & Excise Tax Revenue - 4.7%
Bolingbrook, IL, Sales Tax Rev., 0% to 2008, 6.25% to 2024	$250,000	$253,793
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	750,000	798,998
New York Local Government Assistance Corp., “E”, 5%, 2021	3,000,000	3,261,870
Tampa, FL, Sports Authority Rev. (Sales Tax-Tampa Bay Arena), MBIA, 5.75%, 2025	1,000,000	1,166,510

		$5,481,171
Single Family Housing - Local - 0.8%
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 7.15%, 2031	$15,000	$15,038
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	489,299	446,872

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	$500,000	$469,410

		$931,320
Single Family Housing - State - 2.3%
Colorado Housing & Finance Authority Rev. (Single Family Project), “B-2”, 7.25%, 2031	$45,000	$46,655
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	500,000	466,100
Montana Board of Housing (Single Family Mortgage), “A”, 5%, 2036	895,000	814,987
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	480,000	465,072
Tennessee Housing Development Agency (Homeownership Program 2007), 4.65%, 2027	1,000,000	907,740

		$2,700,554
Solid Waste Revenue - 1.9%
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel), “A”, 6.1%, 2013	$1,000,000	$1,005,880
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.45%, 2012	1,250,000	1,263,888

		$2,269,768
State & Agency - Other - 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$97,692
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	100,000	95,587

		$193,279
State & Local Agencies - 17.2%
Andover, MN, Economic Development Authority Public Facilities Lease Rev. (Andover Community Center), 5%, 2019 (c)	$245,000	$255,393
Andover, MN, Economic Development Authority Public Facilities Lease Rev. (Andover Community Center), 5%, 2019 (j)	355,000	382,605
Arizona Game & Fish Department (AGF Administration Building Project), 5%, 2026	900,000	896,787
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	500,000	494,940
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	250,000	250,543
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	500,000	546,630
Hibbing, MN, Economic Development Authority Rev. (Public Project Hibbing Lease Obligations), 6.4%, 2012	335,000	335,281
Indiana Office Building Commission Correction Facilities Program Rev. (Women’s Prison), “B”, AMBAC, 6.25%, 2016	2,820,000	3,180,058

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Lancaster, SD, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2026	$550,000	$528,820
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	335,734
Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2021	2,135,000	1,101,959
Missouri Development Finance Board Infrastructure Facilities Rev. (Eastland Center Project), “A”, 5%, 2021	570,000	579,724
Montana Facilities Finance Authority Healthcare Facilities Rev. (Master Loan Program Children’s Home), “B”, 4.75%, 2024	250,000	242,230
New York Dormitory Authority Rev. (City University) “A”, 5.75%, 2018	5,000,000	5,635,100
New York Dormitory Authority Rev., State University Facilities, “C”, FSA, 5.75%, 2017	1,000,000	1,158,220
New York Urban Development Corp. Rev. (State Facilities), 5.6%, 2015	1,000,000	1,105,720
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	326,456
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), AMBAC, 0%, 2018	300,000	183,315
Utah Building Ownership Authority Lease Rev. (State Facilities Master Lease Program), “C”, FSA, 5.5%, 2019	1,750,000	1,967,963
West Virginia Building Commission Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	500,000	554,345

		$20,061,823
Student Loan Revenue - 2.4%
Connecticut Higher Education Supplemental Loan Authority Rev. (Senior Family Education Loan Program), “A”, MBIA, 4.25%, 2019	$1,365,000	$1,266,406
Nebhelp, Inc., Nebraska Rev. Jr., “A-6”, MBIA, 6.45%, 2018	1,500,000	1,524,720

		$2,791,126
Tax - Other - 4.2%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$515,045
Dona Ana County, NM, Gross Receipts Tax Rev., AMBAC, 5.5%, 2015	1,000,000	1,119,800
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	500,000	490,395
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,960,000	2,009,372
Puerto Rico Infrastructure Financing Authority, “B”, 5%, 2026	750,000	743,805

		$4,878,417

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - 6.4%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$400,000	$396,120
Celebration Community Development District, FL, “A”, 6.4%, 2034	230,000	236,921
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	610,000	630,264
Coralville, IA, Urban Renewal Rev., Tax Increment, “C”, 5.125%, 2039	500,000	457,150
Double Branch Community Development District, FL, “A”, 6.7%, 2034	315,000	323,294
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	250,000	243,778
Grand Bay at Doral Community Development, FL, “B”, 6%, 2017	405,000	374,414
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	140,000	126,038
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	300,000	306,906
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.55%, 2013 (c)	445,000	501,457
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	225,000	213,156
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	185,000	161,855
Oakdale, CA, Public Financing Authority Tax Allocation Rev. (Central City Redevelopment Project), 5.375%, 2033	500,000	476,570
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	750,000	695,505
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2027	105,000	97,539
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	511,010
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	470,000	399,796
Seven Oaks, FL, Community Development District II Special Assessment Rev., “B”, 5%, 2009	150,000	147,440
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	100,000	95,182
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	250,000	225,733
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	495,000	395,218
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037	490,000	407,528

		$7,422,874

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 4.5%
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2032	$250,000	$249,473
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	480,000	433,262
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	1,405,000	1,198,690
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	635,000	592,741
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2033 (c)	700,000	759,927
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	250,000	32,970
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,380,000	1,213,558
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2028	400,000	400,876
Tobacco Securitization Authority of Southern California Rev., Asset Backed (San Diego County Tobacco Asset Securitization Corp.), 0%, 2046	6,000,000	340,020
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	105,000	80,828

		$5,302,345
Toll Roads - 2.5%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., “A”, 5%, 2035	$1,000,000	$878,730
Northwest Parkway, CO, Public Highway Authority (First Tier), “D”, 7.125%, 2011 (c)	495,000	560,137
San Joaquin Hills, CA, Transportation Corridor Agency Toll Road Rev., “A”, MBIA, 0%, 2015	2,000,000	1,492,000

		$2,930,867
Transportation - Special Tax - 1.1%
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 2020	$1,000,000	$1,306,620

Universities - Colleges - 9.7%
Broward County, FL, Educational Facilities Authority (Nova Southeastern), “B”, 5.5%, 2024	$155,000	$155,984
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	100,885
California State University Rev., ”A”, AMBAC, 5%, 2026	960,000	985,325
Chicago, IL, State University Rev. Auxiliary Facilities Systems, MBIA, 5.5%, 2023	1,085,000	1,215,428
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	285,000	271,679

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	$135,000	$125,469
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	200,000	200,894
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	315,000	357,837
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,575,000	1,795,862
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	125,000	129,120
Missouri Health & Educational Facilities Authority Rev. (Central Institute for the Deaf), RADIAN, 5.85%, 2010 (c)	600,000	631,794
Pennsylvania Higher Educational Facilities Authority Rev. (University of Philadelphia), “A”, 5.125%, 2025	500,000	498,595
Texas Tech University Rev. (Improvement Financing Systems), AMBAC, 5%, 2009 (c)	2,000,000	2,043,820
University of Minnesota, “A”, ETM, 5.75%, 2014 (c)	500,000	570,170
University of Minnesota, “A”, ETM, 5.5%, 2021 (c)	2,000,000	2,275,580

		$11,358,442
Universities - Dormitories - 0.8%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$500,000	$453,140
Middlesex County, NJ, Improvement Authority (George Street Student Housing Project), “A”, 5%, 2018	300,000	301,248
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	250,000	224,990

		$979,378
Utilities - Cogeneration - 1.1%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$425,000	$409,012
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	333,072
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	505,951

		$1,248,035

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - 9.4%
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), 7.7%, 2033	$250,000	$246,155
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	100,000	95,736
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	270,000	235,235
Campbell County, WY, Pollution Control Rev. (Black Hills Power, Inc. Project), 5.35%, 2024	500,000	498,880
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “A”, 5.9%, 2032	250,000	222,278
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “B”, 5.9%, 2030	250,000	223,793
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp. Project), “E”, 5.8%, 2038 (a)	250,000	255,368
Matagorda County, TX, Navigation District 1 (Houston Lighting.), AMBAC, 5.125%, 2028	2,000,000	1,949,260
Michigan Strategic Fund, Ltd. Obligation Rev. (Detroit Edison), “A”, MBIA, 5.55%, 2029	3,000,000	3,043,200
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,000,000	999,910
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, MBIA, 4.75%, 2021	250,000	245,495
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy Seward), “A”, 6.75%, 2036	200,000	204,234
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), MBIA, 5.4%, 2017	2,500,000	2,770,100

		$10,989,644
Utilities - Municipal Owned - 2.4%
North Carolina Eastern Municipal Power Agency System Rev., “F”, 5.5%, 2016	$285,000	$298,694
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, MBIA, 5.5%, 2015	640,000	715,379
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., ETM, 5%, 2020 (c)	1,670,000	1,833,493

		$2,847,566
Utilities - Other - 2.2%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	$120,000	$112,934
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	250,000	232,813
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	795,000	713,576

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	$790,000	$699,174
Tennessee Energy Acquisition Corp. Gas Revenue, “C”, 5%, 2025	185,000	174,470
Tennessee Energy Acquisition Corp. Gas Revenue, “A”, 5.25%, 2026	610,000	595,958

		$2,528,925
Water & Sewer Utility Revenue - 3.5%
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	$680,000	$703,440
Massachusetts Water Resources Authority (Charlestown Navy Yard), FSA, 5.25%, 2029	600,000	665,322
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, MBIA, 6.25%, 2012 (c)	1,000,000	1,129,090
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, MBIA, 6.25%, 2013 (c)	750,000	863,933
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	195,000	203,681
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	505,000	531,473

		$4,096,939
Total Municipal Bonds (Identified Cost, $171,416,277)		$171,938,971

Floating Rate Demand Notes - 0.6%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 1.3%, due 6/02/08	$100,000	$100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.13%, due 6/02/08	300,000	300,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.13%, due 6/02/08	300,000	300,000
Total Floating Rate Demand Notes, at Identified Cost		$700,000
Total Investments (Identified Cost, $172,116,277)		$172,638,971

Other Assets, Less Liabilities - 3.4%		3,968,260
Preferred Shares (Issued by the Fund) - (51.5)%		(60,000,000)
Net Assets applicable to common shares - 100.0%		$116,607,231

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(j)	Crossover refunded bond.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,910,654, representing 2.5% of net assets.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Cabazon Band Mission Indians, CA, 8.75%, 2019	10/04/04	$360,000	$375,671
Cabazon Band Mission Indians, CA, 8.375%, 2015	10/04/04	100,000	103,674
Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	232,276	225,042
Total Restricted Securities			$704,387
% of Net Assets			0.6%

Futures contracts outstanding at 5/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 yr (Short)	292	$32,822,625	Sep-08	$41,002
U.S. Treasury Note 30 yr (Short)	85	9,647,500	Sep-08	25,601
				$66,603

At May 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $172,116,277)	$172,638,971
Cash	59,749
Receivable for investments sold	1,345,289
Interest receivable	2,779,710
Other assets	63,693
Total assets		$176,887,412
Liabilities
Distributions payable on common shares	$50,063
Distributions payable on preferred shares	21,274
Payable for daily variation margin on open futures contracts	116,828
Payable to affiliates
Management fee	9,110
Transfer agent and dividend disbursing costs	1,490
Administrative services fee	269
Payable for independent trustees’ compensation	16,377
Accrued expenses and other liabilities	64,770
Total liabilities		$280,181
Preferred shares
Auction preferred shares (2,400 shares issued and outstanding at $25,000 per share) at liquidation value		$60,000,000
Net assets applicable to common shares		$116,607,231
Net assets consist of
Paid-in capital – common shares	$126,997,522
Unrealized appreciation (depreciation) on investments	589,297
Accumulated net realized gain (loss) on investments	(11,137,213)
Undistributed net investment income	157,625
Net assets applicable to common shares		$116,607,231
Preferred shares, at value (2,400 shares issued and outstanding at $25,000 per share)		60,000,000
Net assets including preferred shares		$176,607,231
Common shares of beneficial interest outstanding		11,509,000
Net asset value per common share (net assets of $116,607,231/11,509,000 shares of beneficial interest outstanding)		$10.13

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income		$5,016,372
Expenses
Management fee	$576,589
Transfer agent and dividend disbursing costs	9,797
Administrative services fee	16,584
Independent trustees’ compensation	7,999
Stock exchange fee	4,433
Preferred shares remarketing agent fee	75,292
Custodian fee	13,719
Shareholder communications	10,749
Auditing fees	32,859
Legal fees	8,312
Interest expense and fees	12,066
Miscellaneous	15,936
Total expenses		$784,335
Fees paid indirectly	(11,717)
Reduction of expenses by investment adviser	(18,025)
Net expenses		$754,593
Net investment income		$4,261,779
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(390,849)
Futures contracts	(691,941)
Net realized gain (loss) on investments		$(1,082,790)
Change in unrealized appreciation (depreciation)
Investments	$(3,979,261)
Futures contracts	81,366
Net unrealized gain (loss) on investments		$(3,897,895)
Net realized and unrealized gain (loss) on investments		$(4,980,685)
Distributions declared to preferred shareholders		$(1,089,885)
Change in net assets from operations		$(1,808,791)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/08 (unaudited)	Year ended 11/30/07
Change in net assets
From operations
Net investment income	$4,261,779	$9,081,043
Net realized gain (loss) on investments	(1,082,790)	(4,581,812)
Net unrealized gain (loss) on investments	(3,897,895)	(6,996,386)
Distributions declared to preferred shareholders	(1,089,885)	(2,208,862)
Change in net assets from operations	$(1,808,791)	$(4,706,017)
Distributions declared to shareholders
From net investment income	$(3,176,484)	$(6,364,479)
Total change in net assets	$(4,985,275)	$(11,070,496)
Net assets applicable to common shares
At beginning of period	121,592,506	132,663,002
At end of period (including undistributed net investment income of $157,625 and $162,215, respectively)	$116,607,231	$121,592,506

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
			2007		2006	2005	2004	2003

Net asset value, beginning of period	$10.56		$11.53		$11.16	$11.14	$11.47	$11.04
Income (loss) from investment operations
Net investment income (d)	$0.37		$0.79	(z)	$0.75	$0.75	$0.74	$0.74
Net realized and unrealized gain (loss) on investments	(0.43)		(1.02	)(z)	0.37	0.05	(0.33)	0.42
Distributions declared to preferred shareholders	(0.09)		(0.19)		(0.17)	(0.12)	(0.06)	(0.05)
Total from investment operations	$(0.15)		$(0.42)		$0.95	$0.68	$0.35	$1.11
Less distributions declared to shareholders
From net investment income, common shares	$(0.28)		$(0.55)		$(0.58)	$(0.66)	$(0.68)	$(0.68)
Net asset value, end of period	$10.13		$10.56		$11.53	$11.16	$11.14	$11.47
Common share market value, end of period	$9.49		$9.56		$10.73	$10.40	$10.01	$10.63
Total return at common market value (%) (p)	2.15	(n)	(6.12)		8.96	10.68	0.64	12.48
Total return at net asset value (%) (p)(t)	(1.29	)(n)	(3.50)		9.11	6.72	3.80	10.92
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.34	(a)	1.35		1.37	1.30	1.29	1.31
Expenses after expense reductions (f)(p)	1.31	(a)	1.32		1.34	1.30	N/A	N/A
Expenses after expense reductions and excluding interest expense and fees (f)(l)(p)	1.29	(a)	1.29		1.31	1.30	1.29	1.31
Net investment income (p)	7.26	(a)	7.10	(z)	6.71	6.64	6.55	6.57
Portfolio turnover	12		24		34	16	15	13
Net assets at end of period (000 Omitted)	$116,607		$121,593		$132,663	$128,402	$128,157	$131,966

Financial Highlights – continued

	Six months ended 5/31/08 (unaudited)	Years ended 11/30
		2007	2006	2005	2004	2003

Supplemental Ratios (%):
Net investment income available to common shares	5.40	5.37	5.15	5.61	6.06	6.12
Senior Securities:
Total preferred shares outstanding	2,400	2,400	2,400	2,400	2,400	2,400
Asset coverage per preferred share (k)	$73,586	$75,664	$80,276	$78,501	$78,399	$79,986
Involuntary liquidation preference per preferred share (o)	$25,000	$25,000	$25,007	$25,004	$25,001	$25,004
Average market value per preferred share (m)(x)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	Calculated by subtracting the fund’s total liabilities (not including preferred shares) from the trust’s total assets and dividing this number by the number of preferred shares outstanding.
(l)	Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets.
(m)	Amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(n)	Not annualized.
(o)	Effective November 30, 2007, amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(p)	Excludes dividend payment on auction preferred shares.
(t)	Prior to November 30, 2007, total return at net asset value is unaudited.
(x)	Average market value represents the approximate fair value of the fund’s liability.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended November 30, 2007 that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.31% to the net investment income ratio. The change in estimate had no impact on net assets, net asset value per share or total return.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Investment Grade Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market

Notes to Financial Statements (unaudited) – continued

quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of May 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$172,638,971	$—	$172,638,971
Other Financial Instruments	$66,603	$—	$—	$66,603

Notes to Financial Statements (unaudited) – continued

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include futures contracts and inverse floaters.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that

Notes to Financial Statements (unaudited) – continued

are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. At May 31, 2008, the fund’s payable to the holder of the floating rate certificate from trust assets was $0. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended May 31, 2008, interest expense and fees in connection with self-deposited inverse floaters held during the period was $12,066. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

11/30/07
Ordinary income (including any short-term capital gains)	$12,385
Tax-exempt income	8,560,956
Total distributions	$8,573,341

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/08
Cost of investments	$171,740,743
Gross appreciation	8,926,629
Gross depreciation	(8,028,401)
Net unrealized appreciation (depreciation)	$ 898,228

As of 11/30/07
Undistributed tax-exempt income	$ 223,739
Capital loss carryforwards	(8,351,488)
Post-October capital loss deferral	(2,334,770)
Other temporary differences	(61,524)
Net unrealized appreciation (depreciation)	$ 5,119,027

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/08	$ (107,459)
11/30/10	(1,238,884)
11/30/15	(7,005,145)
$(8,351,488)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets, (including the value of auction preferred shares).

The investment adviser has agreed in writing to reduce its management fee to 0.63% of the fund’s average daily net assets, (including the value of auction preferred shares). This written agreement will continue through June 29, 2008 after which date the management fee will be determined by the fund’s Board of Trustees and MFS. This management fee reduction amounted to $17,741, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2008 was equivalent to an annual effective rate of 0.63% of the fund’s average daily net assets, (including the value of auction preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed 0.89% of the fund’s average daily

Notes to Financial Statements (unaudited) – continued

net assets, (including value of auction preferred shares). This written agreement will continue through November 30, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended May 31, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2008, these fees paid to MFSC amounted to $4,689. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended May 31, 2008, no out-of-pocket costs were incurred by the fund.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended May 31, 2008 was equivalent to an annual effective rate of 0.0187% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – The fund’s former independent trustees participated in a Deferred Compensation Plan (the Plan). The fund’s current independent trustees are not allowed to defer compensation under the Plan. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $16,377 of deferred trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can

Notes to Financial Statements (unaudited) – continued

terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended May 31, 2008, the fee paid by the fund to Tarantino LLC was $502 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $284, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $21,094,816 and $22,916,669, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2008, the fund did not repurchase any shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended May 31, 2008, the fund’s commitment fee and interest expense on the line of credit were $131 and $0, respectively, and are included in miscellaneous expense and interest expense and fees, respectively, on the Statement of Operations.

(7)	Auction Preferred Shares

The fund currently has outstanding 2,400 shares of Auction Preferred Shares (APS). Dividends are cumulative at a rate that is reset every seven days through an auction process. If the APS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on APS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on APS is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Notes to Financial Statements (unaudited) – continued

Since February 2008, regularly scheduled auctions for APS issued by closed end funds, including MFS Investment Grade Municipal Trust, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, APS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for APS, they do not constitute a default or automatically alter the credit quality of the APS, and APS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended May 31, 2008, the APS dividend rates ranged from 2.59% to 4.78%. These developments with respect to APS do not affect the management or investment policies of the fund. However, one implication of these auction failures for Common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future Common share earnings may be lower than they otherwise would have been.

The fund pays an annual fee equivalent to 0.25% of the preferred share liquidation value for remarketing efforts associated with the preferred auction. The APS are redeemable at the option of the fund in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The fund is required to maintain certain asset coverage with respect to the APS as defined in the trust’s By-Laws and the Investment Company Act of 1940.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS Investment Grade Municipal Trust

We have reviewed the accompanying statement of assets and liabilities of the MFS Investment Grade Municipal Trust (the Fund), including the portfolio of investments, as of May 31, 2008, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2008. These interim financial statements are the responsibility of the Trust’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2007, and its financial highlights for the year then ended, and in our report dated January 16, 2008, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights. The financial highlights for each of the four years in the period then ended November 30, 2006 were audited by another independent registered public accounting firm whose report, dated January 25, 2007, expressed an unqualified opinion on those financial highlights.

Boston, Massachusetts

July 17, 2008

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s investment advisory agreement is available by clicking on the fund’s name under “Products and Performance” and then “Closed-End Funds” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2007 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

Investor Information

Transfer Agent, Registrar and Dividend Disbursing Agent

Call	1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time

Write to:	Computershare Trust Company, N.A. P.O. Box 43078 Providence, RI 02940-3078

Number of Shareholders

As of May 31, 2008, our records indicate that there are 777 registered shareholders and approximately 4,921 shareholders owning trust shares in “street” name, such as through brokers, banks, and other financial intermediaries.

If you are a “street” name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

1-800-637-2304

500 Boylston Street, Boston, MA 02116

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Investment Grade Municipal Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/1/07 – 12/31/07	0	N/A	0	0
1/1/08 – 1/31/08	0	N/A	0	0
2/1/08 – 2/29/08	0	N/A	0	0
3/1/08 – 3/31/08	0	N/A	0	1,150,900
4/1/08 – 4/30/08	0	N/A	0	1,150,900
5/1/08 – 5/31/08	0	N/A	0	1,150,900

Total	0	N/A	0

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2008 plan year is 1,150,900.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: July 18, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 18, 2008

*	Print name and title of each signing officer under his or her signature.